Related Party Disclosures - Transactions with Key Management (Details) € in Thousands	12 Months Ended
Dec. 31, 2020 EUR (€) shares
Related Party Disclosures
Total remuneration paid | €	€ 66
Purchase of founder share from related party | shares	18
Shares of Total consideration | shares	72
Total consideration | €	€ 763